Earnings for the year - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 29.3
Commodity price risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 123.0	$ 557.0
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 172.0
Percentage of decrease in commodity price	10.00%
Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities		$ 17.0
Hedging instrument, assets	$ 8.0
Foreign exchange risk [member] | Australia [member]
Disclosure of detailed information about hedging instruments [line items]
Percentage of increase in the exchange rate	12.00%	12.00%
Percentage of decrease in the exchange rate	(12.00%)	(12.00%)